Long-term related party debt (Related Party Debt Outstanding) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total related party debt	$ 2,234.6	$ 2,076.0
Less: current portion	(108.3)	(339.0)
Long-term related party payable	2,126.3	1,737.0
Line of Credit
Debt Instrument [Line Items]
Total related party debt	1,934.7	2,076.0
Line of Credit | $1,500 facility
Debt Instrument [Line Items]
Total related party debt	643.5	831.7
Line of Credit | $1,200 facility
Debt Instrument [Line Items]
Total related party debt	90.5	111.1
Line of Credit | $550 facility
Debt Instrument [Line Items]
Total related party debt	440.0	508.5
Line of Credit | $440 facility
Debt Instrument [Line Items]
Total related party debt	178.6	100.5
Line of Credit | $1,121 facility
Debt Instrument [Line Items]
Total related party debt	472.6	524.2
Vendor Financing Loan | $109.5 facility
Debt Instrument [Line Items]
Total related party debt	109.5	0
Discount Notes | $229.9 discount note
Debt Instrument [Line Items]
Total related party debt	229.9	0
Discount Notes | $70.0 discount note
Debt Instrument [Line Items]
Total related party debt	$ 70.0	$ 0